Fair Value - Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis (Details) - Impaired loans - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Assets with fair value adjustments on a nonrecurring basis
Total impairment losses	$ 400	$ 300	$ 302	$ 1,153
Fair Value, Measurements, Nonrecurring | Level 3
Assets with fair value adjustments on a nonrecurring basis
Fair value	$ 1,368		$ 1,250	$ 1,031